SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue, current portion		¥ 1,867,096	$ 255,791	¥ 1,113,480
Deferred revenue, non-current portion		218,797	$ 29,975	124,141
Contract liabilities arising from contract with customers		2,085,893		1,237,621
Refund liability	[1]	¥ 127,969		¥ 67,157

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.